Commitments and contingencies (Details) $ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2025 USD ($) item	Jun. 30, 2025 AUD ($)	Mar. 27, 2025 USD ($)	Mar. 13, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 AUD ($)
Commitments and contingencies
Number of demands | item	3
Registration Rights
Commitments and contingencies
Offering price	$ 50,000
Rehabilitation obligations
Commitments and contingencies
Total value of guarantees		$ 44,031				$ 44,683
Capital expenditure commitments	$ 13,806				$ 10,749
Maximum | Glencore Operations Australia
Commitments and contingencies
Contractual commitment		$ 44,031
Letter of credit
Commitments and contingencies
Principal amount			$ 45,000	$ 45,000